Consolidated Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Sep. 30, 2013	Sep. 30, 2012
Common Stock, Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	300,000,000	300,000,000	75,000,000
Common Stock, Shares Issued	72,076,487	60,145,237	5,645,212
Common Stock, Shares Outstanding	71,926,487	60,145,237	5,645,212